Turner Spectrum Fund

(the “Fund”)

Class C Shares

Incorporated herein by reference is the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 25, 2014 Acc-no: 0001104659-14-022555.